Revenue Recognition - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade and other receivables, net	$ 949,085	$ 937,854
Inventories	282,698	319,545
Other current assets	504,061	407,520
Other non-current assets	2,108,964	2,427,953
Other current liabilities	816,722	1,780,875
Other non-current liabilities	445,445	446,113
Retained deficit	(1,008,193)	$ (1,032,372)
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade and other receivables, net	943,935
Inventories	298,234
Other current assets	446,285
Other non-current assets	2,081,115
Other current liabilities	802,589
Other non-current liabilities	448,757
Retained deficit	(1,072,611)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade and other receivables, net	5,150
Inventories	(15,536)
Other current assets	57,776
Other non-current assets	27,849
Other current liabilities	14,133
Other non-current liabilities	(3,312)
Retained deficit	$ 64,418